Public and Private Warrants - Additional Information (Details)		12 Months Ended
	Jul. 29, 2022 shares	Dec. 31, 2022 Item $ / shares shares
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding		3,601,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 11.5
Redemption price per public warrant (in dollars per share) | $ / shares		0.01
Warrant redemption condition minimum share price | $ / shares		$ 18
Threshold trading days for redemption of public warrants		30 days
Number of consecutive trading days for determining share price triggering warrant redemption		30 days
Threshold consecutive trading days for redemption of public warrants | Item		20
Public Warrants [Member] | BCAC Initial Public Offering [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights, warrants issued during period	2,875,000
Public Warrants [Member] | PIPE Transaction [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights, warrants issued during period	726,000
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding		123,500
Private Placement Warrants [Member] | BCAC Initial Public Offering [Member]
Class of Warrant or Right [Line Items]
Class of warrants or rights, warrants issued during period	123,500